Debt - Schedule of Principal Repayments for Indebtedness (Details) $ in Thousands	Jun. 30, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 188,306
2027	16,652
2028	614,152
2029	3,215
2030	2,912,573
Thereafter	1,608
Total debt	$ 3,736,506